Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Payables and Accruals [Abstract]
Payroll payable	$ 32,905	$ 5,442
Other payables	149,580	134,086
Other payables and accruals, total	$ 182,485	$ 139,528